Note 17 - New Accounting Standards Not Yet Adopted (Details Textual) - Accounting Standards Update 2016-02 [Member] - Subsequent Event [Member]	Nov. 01, 2019 USD ($)
Assets, Noncurrent, Total	$ 1,088,719
Liabilities, Noncurrent, Total	$ 1,088,719